 As filed with the Securities and Exchange Commission on December 16, 1996
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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE
              SECURITIES ACT OF 1933
                                                                [X]

            Registration No. 333-03715

            Pre-Effective Amendment No.
                                       ---
                                                          [_]

            Post-Effective Amendment No.  1
                                       ---
                                                           [X]

            REGISTRATION STATEMENT UNDER THE
              INVESTMENT COMPANY ACT OF 1940
                                                                [X]

            Registration No. 811-07619

            Amendment No. 3
                           ---                                 [_]

                            NUVEEN INVESTMENT TRUST
        (Exact Name of Registrant as Specified in Declaration of Trust)

    333 West Wacker Drive, Chicago,                      60606
                Illinois                               (Zip Code)
    (Address of Principal Executive
                Offices)

       Registrant's Telephone Number, Including Area Code: (312) 917-7700

                                                       Copies to:
     James J. Wesolowski, Esq.-Vice                Eric F. Fess, Esq.
        President and Secretary                    Chapman and Cutler
         333 West Wacker Drive                   111 West Monroe Street
        Chicago, Illinois 60606                 Chicago, Illinois 60603
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[X]
  immediately upon filing pursuant to paragraph (b)
                                    [_]  on (date) pursuant to paragraph
                                         (a)(1)

[_]  immediately upon filing
     pursuant to paragraph (b)
                                          [_]  on (date) pursuant to paragraph
                                               (a)(1)
[_]  on (date) pursuant to paragraph (b)
                                          [_]  75 days after filing pursuant
                                               to paragraph (a)(2)
[_]  60 days after filing pursuant to
     paragraph (a)(1)
                                          [_]  on (date) pursuant to paragraph
                                               (a)(2) of Rule 485.

If appropriate, check the following box:

[_] This post-effective amendment designates a new effective date for a previ-ously filed post-effective amendment.

PURSUANT TO RULE 24F-2 OF THE INVESTMENT COMPANY ACT OF 1940, REGISTRANT HEREBY DECLARES THAT AN INDEFINITE NUMBER OF SHARES OF THE TRUST ARE BEING REGISTERED UNDER THE SECURITIES ACT OF 1933. A REGISTRATION FILING FEE OF $500 HAS BEEN PAID.

THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(A) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGIS-TRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SECTION 8(A), MAY DETERMINE.

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


This Post-Effective Amendment no. 1 is being filed on behalf of the Registrant for the purpose of updating the exhibits set forth in the Index to Exhibits.

                                    CONTENTS

                                       OF

                             REGISTRATION STATEMENT

    The Registration Statement comprises the following papers and contents:

                 The Facing Sheet

                 Signatures

                 Index to Exhibits

                 Exhibits

                                   SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT CERTIFIES THAT IT MEETS ALL OF THE REQUIRE-MENTS FOR EFFECTIVENESS OF THIS REGISTRATION STATEMENT PURSUANT TO RULE 485(B) UNDER THE SECURITIES ACT OF 1933 AND HAS DULY CAUSED THIS POST-EFFECTIVE AMEND-MENT NO. 1 TO THE REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UN-DERSIGNED, THEREUNTO DULY AUTHORIZED, IN THE CITY OF CHICAGO, AND STATE OF IL-LINOIS, ON THE 16TH DAY OF DECEMBER, 1996.

                                        NUVEEN INVESTMENT TRUST

                                            /s/ Gifford R. Zimmerman
                                        ---------------------------------------
                                         Gifford R. Zimmerman, Vice President

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THIS REGISTRATION STATEMENT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES AND ON THE DATE INDICATED.

           SIGNATURE                     TITLE                       DATE
           ---------                     -----                       ----
  /s/ O. Walter Renfftlen
-------------------------------
      O. Walter Renfftlen       Vice President and            December 16, 1996
                                 Controller (Principal
                                                                               Financial and
                                 Accounting Officer)
        Robert H. Lyon          Trustee
    Timothy R. Schwertfeger     President and Trustee
        James E. Bacon          Trustee
      William L. Kissick        Trustee                     /s/ Gifford R.
     Thomas E. Leafstrand       Trustee                       Zimmerman
     Sheila W. Wellington       Trustee
        Anthony T. Dean         Chairman and Trustee
                                 (Principal Executive
                                 Officer)

                                                    By_________________________
                                                          Gifford R. Zimmerman
                                                            Attorney-in-Fact

                                                           December 16, 1996

AN ORIGINAL POWER OF ATTORNEY AUTHORIZING, AMONG OTHERS, JAMES J. WESOLOWSKI AND GIFFORD R. ZIMMERMAN TO EXECUTE THIS REGISTRATION STATEMENT, AND AMENDMENTS THERETO, FOR EACH OF THE OFFICERS AND TRUSTEES OF REGISTRANT ON WHOSE BEHALF THIS REGISTRATION STATEMENT IS FILED, HAS BEEN EXECUTED AND FILED WITH THE SE-CURITIES AND EXCHANGE COMMISSION.

                                 EXHIBIT INDEX

                                                                   SEQUENTIALLY
 EXHIBIT                                                             NUMBERED
 NUMBER                           EXHIBIT                              PAGE
 -------                          -------                          ------------
(b) Exhibits

  1(a).    Declaration of Trust of Registrant./1/
  1(b).    Certificate for the Establishment and Designation of
           Series and Classes, dated
           June 20, 1996./3/
  2.       By-Laws of Registrant./1/
  3.       Not applicable.
  4.       Specimen certificate of Shares of each Fund./3/
  5(a).    Form of Management Agreement between Registrant and
           Nuveen Institutional Advisory Corp./2/
  5(b).    Form of Sub-Advisory Agreement between Nuveen
           Institutional Advisory Corp. and Institutional
           Capital Corporation./2/
  6(a).    Form of Distribution Agreement between Registrant and
           John Nuveen & Co. Incorporated./3/
  6(b).    Dealer Manager Agreement, dated October 22, 1996./4/
  7.       Not applicable.
  8.       Form of Custodian Agreement between Registrant and
           The Chase Manhattan Bank./3/
  8(a).    Form of Subscription Agency Agreement between
           Registrant and The Chase Manhattan Bank./4/
  9(a).    Not applicable.
 10(a).    Opinion and consent of Chapman and Cutler, dated July
           30, 1996./3/
 10(b).    Opinion and consent of Bingham, Dana & Gould, dated
           July 30, 1996./3/
 11.       Consent of Independent Public Accountants./3/
 12.       Not applicable.
 13.       Subscription Agreement with Nuveen Institutional
           Advisory Corp./3/
 14.       Not applicable.
 15.       Plan of Distribution and Service Pursuant to Rule
           12b-1 for the Class A Shares, Class B Shares and
           Class C Shares of each Fund./3/
 16.       Not applicable.
 17.       Financial Data Schedule./3/
 18.       Multi-Class Plan./4/

                                                                   SEQUENTIALLY
 EXHIBIT                                                             NUMBERED
 NUMBER                           EXHIBIT                              PAGE
 -------                          -------                          ------------

 99(a). Original Powers of Attorney for Messrs. Schwertfeger and Dean, Trustees, authorizing, among others, James
           J. Wesolowski and Gifford R. Zimmerman to execute the
           Registration Statement./1/ Powers of Attorney for
           Messrs. Leafstrand, Bacon, Lyon, Kissick and Ms.
           Wellington, Trustees, authorizing, James J.
           Wesolowski and Gifford R. Zimmerman to execute the Registration Statement./3/

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/1/Incorporated by reference to the initial registration statement filed on
   Form N-1A for Registrant.
/2/Incorporated by reference to the pre-effective amendment no. 1 filed on Form
   N-1A for Registrant.

/3/Incorporated by reference to the pre-effective amendment no. 2 filed on Form
   N-1A for Registrant.

/4/Filed herewith.